RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 13 – RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. The due from/ to related parties represents advances to / or from entities controlled by the Company’s shareholders, or the shareholders themselves. The amounts are unsecured, non interest bearing and due on demand.

Beijing Runtuo Industry &Technology Co. Ltd. (“Beijing Runtuo”) is a related party of the Company. The CEO of the Company owns part of an entity that is a shareholder of Beijing Runtuo. The Company has advanced to Beijing Runtuo $76,037 and $82,191, as of December 31, 2011 and 2010, respectively. As of December 31, 2011, the Company has a liability amounting $53,972 to Beijing Wowjoint Mechanical and Electrical Equipment Co., (“Wowjoint Mechanical”) a related party of the Company. The CEO of the Company is the CEO and a shareholder in Wowjoint Mechanical. All advances and liabilities as of December 31, 2011 were subsequently repaid or collected.